Concentration of Credit Risks - Schedule of Concentration Risk (Details) (Integrated Medicine and Chiropractic Regeneration Center PSC)	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenue [Member] | Patient Payment [Member]
Concentration of credit risk, percentage		62.00%	69.00%	56.00%	0.00%
Revenue [Member] | Medicare Payment [Member]
Concentration of credit risk, percentage		16.00%	12.00%	12.00%	0.00%
Revenue [Member] | Insurance Payment [Member]
Concentration of credit risk, percentage		22.00%	19.00%	32.00%	0.00%
Accounts Receivable [Member] | Patient Payment [Member]
Concentration of credit risk, percentage		62.00%	69.00%	56.00%	0.00%
Accounts Receivable [Member] | Medicare Payment [Member]
Concentration of credit risk, percentage		16.00%	12.00%	12.00%	0.00%
Accounts Receivable [Member] | Insurance Payment [Member]
Concentration of credit risk, percentage		22.00%	19.00%	32.00%	0.00%
Integrated Medicine and Chiropractic Regeneration Center PSC [Member] | Revenue [Member] | Patient Payment [Member]
Concentration of credit risk, percentage	46.00%			53.00%	27.00%
Integrated Medicine and Chiropractic Regeneration Center PSC [Member] | Revenue [Member] | Medicare Payment [Member]
Concentration of credit risk, percentage	22.00%			24.00%	27.00%
Integrated Medicine and Chiropractic Regeneration Center PSC [Member] | Revenue [Member] | Insurance Payment [Member]
Concentration of credit risk, percentage	32.00%			24.00%	46.00%
Integrated Medicine and Chiropractic Regeneration Center PSC [Member] | Accounts Receivable [Member] | Patient Payment [Member]
Concentration of credit risk, percentage	46.00%			53.00%	27.00%
Integrated Medicine and Chiropractic Regeneration Center PSC [Member] | Accounts Receivable [Member] | Medicare Payment [Member]
Concentration of credit risk, percentage	22.00%			24.00%	27.00%
Integrated Medicine and Chiropractic Regeneration Center PSC [Member] | Accounts Receivable [Member] | Insurance Payment [Member]
Concentration of credit risk, percentage	32.00%			24.00%	46.00%